Share-Based Incentives Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price | $ / shares		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		3 years
Share Based Compensation Subscription Period		30 days
Shared Based Compensation, Minimum Multiplier of Target Value		4
Share based compensation expense		$ 10,000	$ 4,000	$ 2,000
Accounts payable, accrued expenses and other		517,084	266,524
Redemption of Class B common shares	[1]	(6,540)	0	$ 0
Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accounts payable, accrued expenses and other		13,000	$ 16,000
Redemption of Class B common shares		(13,000)
Restricted Class B shares | Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption of Class B common shares		(6,000)
Unrestricted Class B shares | Class B Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Redemption of Class B common shares		$ (7,000)

[1]	Class B shares are recorded as a liability on the Company's Consolidated Balance Sheet. See Note 13 for further details.